Inventories	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventories
9.	INVENTORIES

	March 31, 2015	March 31, 2014
	US$	US$
Raw materials	3,016,372	2,491,135
Work in progress	2,359,350	2,303,800
Finished goods	1,043,056	2,367,932

	6,418,778	7,162,867

For the fiscal years ended March 31, 2015, 2014 and 2013, a write-down of inventories to fair market value of US$896,534, US$804,256 and US$867,312, respectively, was recognized in the consolidated statement of operations and comprehensive income, of which nil were included in income (loss) from discontinued operations.